Segment Information (Tables)	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of operating segments information
Revenue	2022	2021	2020
Installation and Maintenance	$40,017,962	$51,546,235	$32,220,898
Housekeeping	16,340,910	16,792,722	11,704,899
Senior care services	7,392,221	6,038,814	2,060,833
Sublease	-	147,663	214,319
Total	$63,751,093	$74,525,434	$46,200,949

Cost of revenue	2022	2021	2020
Installation and Maintenance	$26,791,434	$32,209,179	$19,484,927
Housekeeping	13,411,221	13,435,869	8,901,973
Senior care services	4,191,920	2,666,350	1,714,172
Sublease	-	-	-
Total	$44,394,575	$48,311,398	$30,101,072

Gross profit	2022	2021	2020
Installation and Maintenance	$13,226,528	$19,337,056	$12,735,971
Housekeeping	2,929,689	3,356,853	2,802,926
Senior care services	3,200,301	3,372,464	346,661
Sublease	-	147,663	214,319
Total	$19,356,518	$26,214,036	$16,099,877

Sales and marketing expenses	2022	2021	2020
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sublease	-	-	-
Unallocated	9,221,124	10,279,274	7,514,211
Total	$9,221,124	$10,279,274	$7,514,211

General and administrative expenses	2022	2021	2020
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sublease	-	-	-
Unallocated	10,073,654	6,869,419	1,114,984
Total	$10,073,654	$6,869,419	$1,114,984

Current assets	2022	2021
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Sublease	-	-
Unallocated current assets	67,864,923	65,766,598
Total	$67,864,923	$65,766,598

Non-current assets	2022	2021
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,301,543	4,966,998
Sublease	-	-
Unallocated non-current assets	7,138,112	3,621,202
Total	$11,439,655	$8,588,200